Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Variable Interest Entities Disclosure [Abstract]
Variable interest entities
Variable Interest Entities
At times, the Company has utilized variable interest entities (“VIEs”) both indirectly and directly in the ordinary course of the Company's business.
The Company invests in CDOs and other investment vehicles that are issued through VIEs as part of the Company's investment portfolio. The activities of these VIEs are generally limited to holding the underlying collateral used to service investments therein. The Company's involvement in these entities is passive in nature. The Company has not been involved in establishing these entities and is not the primary beneficiary of these VIEs as contemplated in current authoritative accounting guidance.
The Company has a limited number of remaining outstanding credit enhancement exposures, including written financial guarantee and credit default swap contracts. The obligations related to these transactions are often securitized through VIEs. The Company is not the primary beneficiary of these VIEs as contemplated in current authoritative accounting guidance on the basis that management does not believe that the Company has the power to direct the activities, such as asset selection and collateral management, which most significantly impact each entity's economic performance. For further details on the nature of the obligations and the size of the Company's maximum exposure, see Note 14, “Derivative Instruments,” and Note 17 (h), “Commitments and Contingencies – Financial Guarantee Exposures.”
During the third quarter of 2013, the Company, along with other investors, formed a new Bermuda-based company, New Ocean Capital Management Limited (“New Ocean”), to act as an investment manager that will focus on providing third-party investors access to insurance-linked securities and other insurance and reinsurance capital markets products. The Company holds a majority voting interest in New Ocean through its ownership of common shares and, accordingly, the financial statements of New Ocean have been included in the consolidated financial statements of the Company. None of the assets, liabilities, revenues or net income of New Ocean was material to the Company during the current year. The equity interest attributable to third party investors in New Ocean recorded in the Company’s Consolidated Balance Sheet as "Non-controlling interest in equity of consolidated subsidiaries" was $0.3 million at December 31, 2013.
During the fourth quarter of 2013, the Company, along with other investors, invested in a new Bermuda-based company, New Ocean Focus Cat Fund Ltd. ("New Ocean FCFL"), which is considered a VIE under GAAP. New Ocean FCFL will invest in a special purpose reinsurer formed for the purpose of underwriting collateralized excess of loss reinsurance with a focus on global property catastrophe risks. The Company currently holds a majority equity interest in New Ocean FCFL, which is considered to be the controlling interest in the VIE. Accordingly, included in the consolidated financial statements of the Company are New Ocean FCFL's total assets of $23.5 million of cash. There were no liabilities, revenues or net income of New Ocean FCFL for the year ended December 31, 2013. The equity interest attributable to third party investors in New Ocean FCFL recorded in the Company’s Consolidated Balance Sheet as "Non-controlling interest in equity of consolidated subsidiaries" was $6.9 million at December 31, 2013.